Operating expenses, net (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Operating Expenses [line items]
Operating expenses, net	$ 34,322	$ 35,987	$ 76,155
Exploration and advanced projects [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	19,279	33,669	62,643
Severance program [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	4,454	2,210	8,678
Social responsibility commitments
Disclosure of Operating Expenses [line items]
Operating expenses, net	6,730	250
Cost of fixed assets sold [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	30	2,092	5,445
Tax fine [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	11	2,019	3,954
Write-off of fixed assets [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	460	1,204
Income from fixed asset sales [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	(40)	(8,088)	(4,821)
Others, net [Member]
Disclosure of Operating Expenses [line items]
Operating expenses, net	$ 3,398	$ 2,631	$ 256